Leases - Summary of Maturity of Lease Liabilities (Detail) £ in Millions	Jun. 30, 2019 GBP (£)
Disclosure Of Leases [Line items]
Lease liability	£ 3,239.5
Effect of discounting	(893.8)
Lease liability at 30 June 2019	2,345.7
Short-term lease liability	388.4
Long-term lease liability	1,957.3
Maturities in remainder of calendar year 2019 [member]
Disclosure Of Leases [Line items]
Lease liability	217.1
Maturities in calendar year 2020 [member]
Disclosure Of Leases [Line items]
Lease liability	414.3
Maturities in calendar year 2021 [member]
Disclosure Of Leases [Line items]
Lease liability	357.9
Maturities in calendar year 2022 [member]
Disclosure Of Leases [Line items]
Lease liability	313.0
Maturities in calendar year 2023 [member]
Disclosure Of Leases [Line items]
Lease liability	267.1
Maturities in calendar year 2024 [member]
Disclosure Of Leases [Line items]
Lease liability	217.2
Maturity in later than calendar year 2024 [member]
Disclosure Of Leases [Line items]
Lease liability	£ 1,452.9